CONSOLIDATED STATEMENTS OF CASH FLOWS ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net income/(loss)	₽ 47,615	$ 677.0	₽ (14,653)	₽ 23,350
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	23,243	330.4	18,162	13,862
Amortization of intangible assets	7,631	108.5	5,949	3,825
Amortization of content assets	8,944	127.2	6,386	3,013
Operating lease right-of-use assets amortization and the lease liability accretion	14,391	204.6	11,223	9,643
Amortization of debt discount and issuance costs	585	8.3	2,070	1,667
Share-based compensation expense (excluding cash settled awards of nil, nil and RUB 17,041, respectively)	6,996	99.5	20,829	15,728
Deferred income tax expense/(benefit)	4,569	65.0	(5,163)	666
Foreign exchange gains	(9,393)	(133.5)	(235)	(2,752)
Loss/(income) from equity method investments	929	13.2	(6,367)	2,175
Gain on restructuring of convertible debt	(9,305)	(132.3)
Impairment of long-lived assets	3,644	51.8
Provision for expected credit losses	2,799	39.8	1,249	865
Other	(92)	(1.3)	(458)	1,166
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts receivable	(15,905)	(226.1)	(19,260)	(7,198)
Prepaid expenses	(4,466)	(63.6)	(8,344)	(1,703)
Inventory	(18,310)	(260.3)	(4,756)	(1,501)
Accounts payable, accrued and other liabilities and non-income taxes payable	49,698	706.5	22,641	(2,939)
Deferred revenue	5,254	74.7	3,806	2,617
Other assets	(9,092)	(129.2)	(3,736)	(1,931)
VAT reclaimable	(9,228)	(131.2)	(5,865)	(1,229)
Funds receivable	(2,246)	(31.9)	(3,890)	(744)
Sales financing receivable	(5,472)	(77.8)	(266)
Content assets	(11,989)	(170.4)	(11,740)	(7,300)
Content liabilities	(1,061)	(15.1)	1,711	554
Net cash provided by operating activities	41,688	592.8	9,293	32,604
CASH FLOWS PROVIDED BY/(USED IN) INVESTING ACTIVITIES:
Purchases of property and equipment and intangible assets	(50,544)	(718.6)	(44,621)	(24,551)
Purchase of assets to be leased	(1,408)	(20.0)
Acquisitions of businesses, net of cash acquired	(820)	(11.7)	(8,236)	(33,798)
Net cash acquired as a result of the News and Zen deconsolidation and the acquisition of Delivery Club	1,795	25.5
Investments in non-marketable equity securities	(649)	(9.2)	(3,143)	(15)
Proceeds from investments in non-marketable equity securities	21	0.3	944
Investments in marketable equity securities			(10,604)
Proceeds from sale of marketable equity securities	5,859	83.3	6,163
Investments in term deposits	(3,395)	(48.3)	(264,151)	(364,894)
Maturities of term deposits	27,004	383.9	345,474	303,286
Loans granted	(1,224)	(17.3)	(1,546)	(81)
Proceeds from repayments of loans	480	6.8	1,667
Other investing activities	143	2.0	47	106
Net cash provided by/(used in) investing activities	(22,738)	(323.3)	21,994	(119,947)
CASH FLOWS PROVIDED/(USED IN) FINANCING ACTIVITIES:
Proceeds from issuance of debt	50,666	720.3		82,046
Repayment of debt	(49,560)	(704.6)
Proceeds from overdraft borrowings			2,941	397
Repayments of overdraft borrowings	(2,940)	(41.8)	(397)
Purchase of non-redeemable noncontrolling interests			(73,077)	(1,709)
Payment of contingent consideration and holdback amount	(635)	(9.0)	(6,073)	(63)
Repurchases of ordinary shares			(6,966)	(10,165)
Proceeds from exercise of share options			1,153	1,176
Proceeds from issuance of ordinary shares				72,650
Ordinary shares issuance costs				(96)
Payment for finance leases	(1,660)	(23.6)	(737)	(374)
Other financing activities	(1,390)	(19.7)	(1,689)	(4,186)
Net cash provided/(used in) financing activities	(5,519)	(78.4)	(84,845)	139,676
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents	(8,390)	(119.4)	511	23,660
Net change in cash and cash equivalents, and restricted cash and cash equivalents	5,041	71.7	(53,047)	75,993
Cash and cash equivalents, and restricted cash and cash equivalents, beginning of period	79,399	1,128.8	132,446	56,453
Cash and cash equivalents, and restricted cash and cash equivalents, end of period	84,440	1,200.5	79,399	132,446
RECONCILIATION OF CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH AND CASH EQUIVALENTS:
Cash and cash equivalents, beginning of period	79,275	1,127.1	132,398	56,415
Restricted cash and cash equivalents, beginning of period	124	1.7	48	38
Cash and cash equivalents, and restricted cash and cash equivalents, beginning of period	79,399	1,128.8	132,446	56,453
Cash and cash equivalents, end of period	83,131	1,181.9	79,275	132,398
Restricted cash and cash equivalents, end of period	1,309	18.6	124	48
Cash and cash equivalents, and restricted cash and cash equivalents, end of period	84,440	1,200.5	79,399	132,446
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	14,744	209.6	12,573	12,399
Cash paid for acquisitions	1,031	14.7	8,921	40,030
Convertible notes coupon paid	439	6.2	688	346
Interest paid for finance leases	1,444	20.5	575	113
Interest paid on loans	848	12.1
Operating cash flows from operating leases	13,009	185.0	12,063	10,790
Non-cash operating activities:
Right-of-use assets obtained in exchange for operating lease obligations	6,045	85.9	24,322	6,190
Non-cash investing activities:
Acquired property and equipment and intangible assets not yet paid for	2,666	37.9	2,903	1,475
Non-cash financing activities:
Right-of-use assets obtained in exchange for finance lease obligations	8,898	126.5	₽ 13,776	3,612
Yandex.Market
Adjustments to reconcile net income to net cash provided by operating activities:
Effect of consolidation				₽ (19,230)
Sale of News and Zen
Adjustments to reconcile net income to net cash provided by operating activities:
Effect of consolidation	₽ (38,051)	$ (541.0)